Fair Value Measurement (Details) - Schedule of Summarizes the Activity for the Company’s Level 3 Instruments Measured at Fair Value on a Recurring Basis - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule Of Summarizes The Activity For The Company SLevel3 Instruments Measured At Fair Value On ARecurring Basis Abstract
Balance Beginning	$ 488,641
Issuances		143,228
Change in fair value	(118,615)	345,413
Balance Ending	$ 370,026	$ 488,641